INVESTMENTS, DEBT AND DERIVATIVES - Reconciliation of cash flows from financing activities (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of cash flows from financing activities
Liabilities arising from financing activities at beginning of period		$ 4,423	$ 4,762
Cash flows
Proceeds from borrowings, net of fees paid	[1]	971	955	$ 194
Repayment of debt	[2]	(1,296)	(1,333)	(951)
Payments of lease liabilities	[2]	(250)	(150)	(147)
Interest paid		(399)	(431)
Non-cash movements
Interest and fee accruals		479	465
Lease additions, disposals, impairment and modifications		984	295
Held for sale - Note 12		3	(3)
Foreign currency translation		52	(100)
Reclassification related to bank loans and bonds		64	4
Other non-cash/ other non financing movements		(84)	(41)
Liabilities arising from financing activities at end of period		4,947	4,423	4,762
Bank loans and bonds
Reconciliation of cash flows from financing activities
Liabilities arising from financing activities at beginning of period		3,393	3,785
Cash flows
Proceeds from borrowings, net of fees paid		971	955
Repayment of debt		(1,296)	(1,333)
Payments of lease liabilities		0	0
Interest paid		(273)	(314)
Non-cash movements
Interest and fee accruals		349	346
Lease additions, disposals, impairment and modifications		0	0
Held for sale - Note 12		3	(3)
Foreign currency translation		46	(32)
Reclassification related to bank loans and bonds		64	4
Other non-cash/ other non financing movements		(70)	(15)
Liabilities arising from financing activities at end of period		3,187	3,393	3,785
Lease liabilities
Reconciliation of cash flows from financing activities
Liabilities arising from financing activities at beginning of period		1,030	977
Cash flows
Proceeds from borrowings, net of fees paid		0	0
Repayment of debt		0	0
Payments of lease liabilities		(250)	(150)
Interest paid		(126)	(117)
Non-cash movements
Interest and fee accruals		130	119
Lease additions, disposals, impairment and modifications		984	295
Held for sale - Note 12		0	0
Foreign currency translation		6	(68)
Reclassification related to bank loans and bonds		0	0
Other non-cash/ other non financing movements		(14)	(26)
Liabilities arising from financing activities at end of period		$ 1,760	$ 1,030	$ 977

[1]	* Fees paid in 2025 for borrowings were US$9 (2024: US$9, 2023: US$18).
[2]	*** Certain prior period comparatives have been represented to conform with the current year presentation.